REVENUES BY PRODUCT (Details - Revenue by timing) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 190,724	$ 206,717	$ 194,239
Transferred at Point in Time [Member] | Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenues	116,443	154,757	135,140
Transferred at Point in Time [Member] | Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenues	26,440	34,200	35,064
Transferred at Point in Time [Member] | Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenues	47,623	17,568	24,035
Transferred at Point in Time [Member] | Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 218	$ 192	$ 0